Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class A ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	726,549,453	719,651,418
Ordinary shares, shares outstanding	726,549,453	719,651,418
Class B ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Parent Company [Member] | Class A ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	726,549,453	719,651,418
Ordinary shares, shares outstanding	726,549,453	719,651,418
Parent Company [Member] | Class B ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450